Schedule of finance income (Details) - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Financial income
Interest on cash and cash equivalents		R$ 46,831	R$ 34,938	R$ 104,195	R$ 85,967
Income with marketable securities		14,082	6,530	32,100	51,917
Fair value through other comprehensive income			84		538
Fair value through profit and loss		3,888	1,588	7,884	7,304
Amortized cost		10,194	4,858	24,216	44,075
Interest on recoverable taxes	[1]	60,908	18,723	172,869	99,063
Interest on other assets		11,985	12,511	31,119	30,466
Financial income		133,806	72,702	340,283	267,413
Financial expenses
Interests on loans and borrowings		(361,115)	(490,955)	(1,216,925)	(1,122,525)
Interest on contingencies		(64,696)	(25,004)	(185,584)	(110,581)
Interest on leases		(48,555)	(50,829)	(165,536)	(154,692)
Interest on actuarial liabilities		(11,181)	(10,178)	(33,810)	(30,541)
Interest on other liabilities		2,278	4,030	1,927	9,414
Written option - Business combination		(352,790)	143,421	(278,618)	533,774
Adjustment to present value		(170,911)	(109,760)	(457,011)	(291,258)
Other		(40,219)	(52,391)	(135,321)	(161,170)
Financial expenses		(1,047,189)	(591,666)	(2,470,878)	(1,327,579)
Foreign exchange and monetary variations
Exchange rate variation on monetary assets and liabilities		(625,672)	4,420	(359,457)	(1,529,314)
Derivative results		554,097	78,125	143,076	1,356,289
Monetary, exchange and derivative results, net		(71,575)	82,545	(216,381)	(173,025)
Financial income (expenses), net		R$ (984,958)	R$ (436,419)	R$ (2,346,976)	R$ (1,233,191)

[1]	For the nine-month period ended on September 30, 2021, the effect includes the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis from Batávia and UP! Alimentos Ltda. (note 9) in the amount of R$50,434 (null in the same period of the previous year).